Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 6,358	$ 224
Interest, amortization and write off of financing fees on loan from related party	2,595	6,827
Amortization and write-off of financing fees	561	127
Commissions, commitment fees and other financial expenses and from related party	165	126
Capitalized interest and finance costs	(84)	(1,562)
Total	$ 9,595	$ 5,742